UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Global Small-Cap Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

March 31, 2018 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At March 31, 2018, the Fund owned 63.5% of Core Bond Portfolio’s outstanding interests and 82.4% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2018 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $454,903,399)	$518,697,008	63.0%

Core Bond Portfolio (identified cost, $312,043,048)	306,144,032	37.1

Total Investments in Affiliated Portfolios (identified cost, $766,946,447)	$824,841,040	100.1%

Other Assets, Less Liabilities	$(1,189,787)	(0.1)%

Net Assets	$823,651,253	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2018 and December 31, 2017, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at March 31, 2018 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
CAE, Inc.	345,000	$6,421,469
Raytheon Co.	55,937	12,072,324
Textron, Inc.	91,300	5,383,961

		$23,877,754

Air Freight & Logistics — 2.3%
FedEx Corp.	59,501	$14,286,785

		$14,286,785

Auto Components — 1.6%
Aptiv PLC	43,209	$3,671,469
Delphi Technologies PLC	135,103	6,437,658

		$10,109,127

Banks — 7.5%
Bank of America Corp.	673,480	$20,197,665
JPMorgan Chase & Co.	133,840	14,718,385
KeyCorp	354,760	6,935,558
PNC Financial Services Group, Inc. (The)	34,400	5,202,656

		$47,054,264

Beverages — 1.2%
Constellation Brands, Inc., Class A	32,681	$7,448,654

		$7,448,654

Biotechnology — 3.3%
AbbVie, Inc.	33,438	$3,164,907
Alexion Pharmaceuticals, Inc.(1)	28,851	3,215,733
Biogen, Inc.(1)	10,948	2,997,781
Celgene Corp.(1)	22,215	1,981,800
Gilead Sciences, Inc.	76,393	5,759,268
Incyte Corp.(1)	15,696	1,307,948
Vertex Pharmaceuticals, Inc.(1)	15,052	2,453,175

		$20,880,612

Capital Markets — 1.4%
Charles Schwab Corp. (The)	172,400	$9,002,728

		$9,002,728

Commercial Services & Supplies — 1.6%
Deluxe Corp.	134,781	$9,975,142

		$9,975,142

Consumer Finance — 1.7%
Ally Financial, Inc.	231,467	$6,284,329
Navient Corp.	326,700	4,286,304

		$10,570,633

Containers & Packaging — 1.8%
Ball Corp.	292,210	$11,603,659

		$11,603,659

1

Security	Shares	Value
Distributors — 0.5%
LKQ Corp.(1)	87,500	$3,320,625

		$3,320,625

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	284,803	$13,619,279

		$13,619,279

Electric Utilities — 2.1%
Edison International	117,500	$7,480,050
NextEra Energy, Inc.	34,036	5,559,100

		$13,039,150

Energy Equipment & Services — 0.8%
Halliburton Co.	111,892	$5,252,211

		$5,252,211

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	143,746	$8,857,628
Public Storage	33,299	6,672,787

		$15,530,415

Food & Staples Retailing — 2.4%
Performance Food Group Co.(1)	249,258	$7,440,352
US Foods Holding Corp.(1)	226,538	7,423,650

		$14,864,002

Food Products — 2.7%
Mondelez International, Inc., Class A	228,800	$9,547,824
Pinnacle Foods, Inc.	136,695	7,395,200

		$16,943,024

Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp.(1)	271,500	$7,417,380
Danaher Corp.	85,826	8,403,224
Medtronic PLC	39,318	3,154,090

		$18,974,694

Health Care Providers & Services — 1.7%
Aetna, Inc.	63,893	$10,797,917

		$10,797,917

Household Durables — 0.8%
D.R. Horton, Inc.	121,600	$5,330,944

		$5,330,944

Industrial Conglomerates — 1.1%
3M Co.	30,303	$6,652,115

		$6,652,115

Insurance — 4.2%
American Financial Group, Inc.	76,408	$8,574,506
American International Group, Inc.	116,500	6,339,930
First American Financial Corp.	195,092	11,447,998

		$26,362,434

2

Security	Shares	Value
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	13,342	$19,310,410
Netflix, Inc.(1)	20,500	6,054,675

		$25,365,085

Internet Software & Services — 5.6%
Alphabet, Inc., Class C(1)	18,169	$18,746,593
Facebook, Inc., Class A(1)	78,832	12,596,565
GoDaddy, Inc., Class A(1)	68,779	4,224,406

		$35,567,564

IT Services — 3.7%
Amdocs, Ltd.	134,882	$8,999,327
Cognizant Technology Solutions Corp., Class A	119,118	9,588,999
Western Union Co. (The)	255,000	4,903,650

		$23,491,976

Machinery — 0.8%
Parker-Hannifin Corp.	28,200	$4,823,046

		$4,823,046

Media — 3.2%
Time Warner, Inc.	72,461	$6,853,361
Walt Disney Co. (The)	132,709	13,329,292

		$20,182,653

Metals & Mining — 0.5%
Rio Tinto PLC ADR	59,480	$3,065,004

		$3,065,004

Multi-Utilities — 0.9%
Sempra Energy	48,442	$5,387,719

		$5,387,719

Oil, Gas & Consumable Fuels — 4.9%
ConocoPhillips	140,166	$8,310,442
Diamondback Energy, Inc.(1)	38,600	4,883,672
Exxon Mobil Corp.	139,900	10,437,939
Phillips 66	77,625	7,445,790

		$31,077,843

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC(1)	43,013	$6,494,533
Johnson & Johnson	120,124	15,393,891
Pfizer, Inc.	336,968	11,958,994

		$33,847,418

Road & Rail — 1.2%
CSX Corp.	132,354	$7,373,441

		$7,373,441

Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Ltd.	30,143	$7,103,198
QUALCOMM, Inc.	110,462	6,120,699
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	157,143	6,876,578
Texas Instruments, Inc.	60,419	6,276,930

		$26,377,405

3

Security	Shares	Value
Software — 6.0%
Adobe Systems, Inc.(1)	43,818	$9,468,193
Intuit, Inc.	50,516	8,756,949
Microsoft Corp.	215,620	19,679,637

		$37,904,779

Specialty Retail — 2.4%
Home Depot, Inc. (The)	41,868	$7,462,552
TJX Cos., Inc. (The)	95,800	7,813,448

		$15,276,000

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	144,417	$24,230,284
HP, Inc.	435,991	9,556,923

		$33,787,207

Tobacco — 1.3%
Philip Morris International, Inc.	85,316	$8,480,410

		$8,480,410

Total Common Stocks (identified cost $540,914,837)		$627,503,718

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(2)	1,105,912	$1,105,691

Total Short-Term Investments (identified cost $1,105,749)		$1,105,691

Total Investments — 99.9% (identified cost $542,020,586)		$628,609,409

Other Assets, Less Liabilities — 0.1%		$544,763

Net Assets — 100.0%		$629,154,172

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $6,385.

Abbreviations:

ADR	-	American Depositary Receipt

4

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$627,503,718	*	$—	$—	$627,503,718
Short-Term Investments	—		1,105,691	—	1,105,691
Total Investments	$627,503,718		$1,105,691	$—	$628,609,409

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Core Bond Fund

March 31, 2018 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $176,190,436 and the Fund owned 36.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 48.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.6%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$617,188
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	630	666,445
Lockheed Martin Corp., 4.70%, 5/15/46	810	880,959
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	617,811

		$2,782,403

Automotive — 1.7%
Ford Motor Credit Co., LLC, 2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	$705	$705,154
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,503	2,429,744
General Motors Co., 4.20%, 10/1/27	2,383	2,334,963
General Motors Financial Co., Inc., 2.686%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,116,113
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,110,391
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	545	553,856

		$8,250,221

Banks — 15.9%
American Express Co., 3.625%, 12/5/24	$1,162	$1,155,380
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,062,910
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,373,347
Banco Santander SA, 3.125%, 2/23/23	1,645	1,595,432
Bank of America Corp., 2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	5,707	5,679,628
Bank of America Corp., 2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,389,975
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,396,254
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,396,416
Bank of America Corp., 3.30%, 1/11/23	1,237	1,234,453
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,742,125
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	683,955
Barclays Bank PLC, 2.165%, (3 mo. USD LIBOR + 0.46%), 1/11/21(2)	1,450	1,449,445
Barclays PLC, 4.836%, 5/9/28	1,480	1,455,741
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	869,922
Capital One Financial Corp., 2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,284,873
Capital One Financial Corp., 2.50%, 5/12/20	485	477,604
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,120,324
Capital One Financial Corp., 3.75%, 4/24/24	700	695,530
Capital One, N.A., 2.65%, 8/8/22	1,780	1,713,678
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,534,211
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,316,346
Citigroup, Inc., 3.70%, 1/12/26	1,000	988,585
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	904,495
Citigroup, Inc., 4.50%, 1/14/22	725	753,829
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,416,364
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,013,716
Discover Bank, 3.20%, 8/9/21	950	940,113
Discover Bank, 3.35%, 2/6/23	1,193	1,174,964

Security	Principal Amount (000’s omitted)	Value
Discover Financial Services, 3.95%, 11/6/24	$490	$485,208
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,160,488
First Horizon National Corp., 3.50%, 12/15/20	702	706,115
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,857,842
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	888,463
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	954,111
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,491,687
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,245,759
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,918,635
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	992,714
JPMorgan Chase & Co., 5.625%, 8/16/43	628	733,067
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,596,728
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	2,011,413
Morgan Stanley, 4.00%, 7/23/25	2,220	2,240,376
Morgan Stanley, 4.875%, 11/1/22	1,132	1,187,019
PPTT, 2006-A GS, Class A, 5.729%(1)(4)	259	255,180
Regions Financial Corp., 2.75%, 8/14/22	640	622,300
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,523,972
Santander Holdings USA, Inc., 2.70%, 5/24/19	370	369,169
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	723,690
Synchrony Bank, 3.00%, 6/15/22	410	396,652
Synovus Financial Corp., 3.125%, 11/1/22	622	602,301
Wells Fargo & Co., 3.45%, 2/13/23	948	935,566

		$76,718,070

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$789,009
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	592,631

		$1,381,640

Building Materials — 0.2%
Owens Corning, 4.20%, 12/15/22	$502	$515,960
Vulcan Materials Co., 4.50%, 6/15/47	479	454,448

		$970,408

Chemicals — 1.3%
Ecolab, Inc., 2.375%, 8/10/22	$2,392	$2,317,450
Ecolab, Inc., 3.95%, 12/1/47(1)	883	860,559
Mexichem SAB de CV, 5.50%, 1/15/48(1)	2,000	1,867,500
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,284,499

		$6,330,008

Commercial Services — 0.4%
Block Financial, LLC, 5.25%, 10/1/25	$870	$908,941
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,080,470

		$1,989,411

Computers — 3.4%
Dell International, LLC/EMC Corp., 3.48%, 6/1/19(1)	$4,600	$4,621,799
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,350	2,411,864
DXC Technology Co., 2.875%, 3/27/20	800	795,833
DXC Technology Co., 2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	2,500	2,503,105

Security	Principal Amount (000’s omitted)	Value
EMC Corp., 1.875%, 6/1/18	$4,971	$4,956,800
EMC Corp., 3.375%, 6/1/23	1,015	936,967

		$16,226,368

Diversified Financial Services — 4.4%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,202,582
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,711,750
Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,184,425
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,167,250
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)	540	529,038
Brookfield Finance, Inc., 3.90%, 1/25/28	3,600	3,502,925
Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,181,051
Legg Mason, Inc., 4.75%, 3/15/26	667	698,188
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	438,867
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	492,949
Synchrony Financial, 3.017%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,510,995
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,433,706

		$21,053,726

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,068,352
ITC Holdings Corp., 4.05%, 7/1/23	680	695,713
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	906,823

		$2,670,888

Electrical and Electronic Equipment — 1.5%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$901,866
Jabil Circuit, Inc., 4.70%, 9/15/22	920	954,960
Jabil, Inc., 3.95%, 1/12/28	1,838	1,784,294
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	407,000
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,208,949
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,086,879

		$7,343,948

Financial Services — 0.8%
CIT Group, Inc., 3.875%, 2/19/19	$2,760	$2,780,010
CIT Group, Inc., 4.125%, 3/9/21	873	879,547

		$3,659,557

Foods — 0.6%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$383,000
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,248,912
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,452,047

		$3,083,959

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,430,650

		$1,430,650

Healthcare Products — 0.4%
Becton Dickinson and Co., 2.944%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$700	$700,836
Becton Dickinson and Co., 3.70%, 6/6/27	1,439	1,391,054

		$2,091,890

Security	Principal Amount (000’s omitted)	Value
Home Construction — 0.5%
Lennar Corp., 4.125%, 1/15/22	$313	$308,994
Lennar Corp., 4.50%, 11/15/19	1,150	1,162,937
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	918,850

		$2,390,781

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$912,429

		$912,429

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,424,334

		$1,424,334

Insurance — 0.3%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$841,642
Principal Financial Group, Inc., 4.30%, 11/15/46	534	530,973

		$1,372,615

Internet Software & Services — 0.5%
Seagate HDD Cayman, 3.75%, 11/15/18	$1,600	$1,610,380
Symantec Corp., 5.00%, 4/15/25(1)	916	925,829

		$2,536,209

Lodging and Gaming — 0.4%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$162,800
MGM Resorts International, 4.625%, 9/1/26	900	864,000
Wyndham Worldwide Corp., 4.50%, 4/1/27	700	696,141

		$1,722,941

Mining — 0.6%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$873,000
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	972,330
Yamana Gold, Inc., 4.625%, 12/15/27(1)	1,285	1,266,956

		$3,112,286

Miscellaneous Manufacturing — 0.2%
Carlisle Cos., Inc., 3.50%, 12/1/24	$442	$433,686
Hexcel Corp., 3.95%, 2/15/27	702	697,732

		$1,131,418

Oil and Gas — 2.4%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,408,231
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	749,050
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,501,500
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,375,447
Nabors Industries, Inc., 4.625%, 9/15/21	983	953,756
Noble Energy, Inc., 3.90%, 11/15/24	937	937,456
Oceaneering International, Inc., 6.00%, 2/1/28	1,035	1,024,644
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,645,950
Phillips 66, 2.606%, (3 mo. USD LIBOR + 0.60%), 2/26/21(2)	529	529,722
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,459,743

		$11,585,499

Security	Principal Amount (000’s omitted)	Value
Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$865,791

		$865,791

Pharmaceuticals — 1.2%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,040,290
CVS Health Corp., 4.30%, 3/25/28	4,738	4,776,672

		$5,816,962

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$452,063
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	481,625
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	667,641
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	779,250
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	946,403
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	594,753

		$3,921,735

Real Estate Investment Trusts (REITs) — 1.2%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$842,372
Crown Castle International Corp., 3.20%, 9/1/24	851	816,741
Crown Castle International Corp., 3.65%, 9/1/27	750	715,533
DDR Corp., 3.625%, 2/1/25	874	837,955
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,227,299
EPR Properties, 4.50%, 6/1/27	1,350	1,317,730

		$5,757,630

Retail-Drug Stores — 0.8%
CVS Health Corp., 3.70%, 3/9/23	$2,769	$2,780,567
CVS Health Corp., 4.10%, 3/25/25	998	1,005,688

		$3,786,255

Retail-Specialty and Apparel — 0.7%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	$965	$972,343
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	307,154
Tapestry, Inc., 4.125%, 7/15/27	1,877	1,839,814

		$3,119,311

Software — 0.4%
CA, Inc., 4.70%, 3/15/27	$909	$931,097
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	928,494

		$1,859,591

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$997,624

		$997,624

Telecommunications — 3.2%
AT&T, Inc., 2.723%, (3 mo. USD LIBOR + 0.89%), 2/14/23(2)	$2,371	$2,405,524
AT&T, Inc., 3.00%, 6/30/22	1,043	1,024,969
AT&T, Inc., 3.40%, 8/14/24	1,333	1,340,964
AT&T, Inc., 3.60%, 2/17/23	1,834	1,846,326
AT&T, Inc., 4.10%, 2/15/28(1)	3,900	3,877,478
AT&T, Inc., 5.15%, 2/14/50	1,200	1,214,705

Security	Principal Amount (000’s omitted)	Value
Nokia Oyj, 4.375%, 6/12/27	$1,500	$1,411,875
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,415,874
Verizon Communications, Inc., 5.15%, 9/15/23	877	946,966

		$15,484,681

Transportation — 0.7%
Kirby Corp., 4.20%, 3/1/28	$2,543	$2,547,194
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	894,650

		$3,441,844

Utilities — 1.5%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,354,655
American Water Capital Corp., 3.40%, 3/1/25	365	365,795
American Water Capital Corp., 4.30%, 9/1/45	842	882,932
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,457,505
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,196	1,176,096
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,007,305
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,207,731

		$7,452,019

Total Corporate Bonds & Notes (identified cost $237,244,610)		$234,675,102

Agency Mortgage-Backed Securities — 19.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$821	$867,653
Pool #C03490, 4.50%, 8/1/40	690	729,538
Pool #C03815, 3.50%, 3/1/42	576	583,231
Pool #C03921, 3.50%, 5/1/42	603	610,066
Pool #C09031, 2.50%, 2/1/43	1,849	1,743,669
Pool #C09032, 3.50%, 2/1/43	995	1,005,186
Pool #C91875, 3.50%, 6/1/36	1,134	1,153,278
Pool #G04913, 5.00%, 3/1/38	779	842,158
Pool #G05958, 5.00%, 8/1/40	194	209,253
Pool #G07459, 3.50%, 8/1/43	2,237	2,259,005
Pool #G07589, 5.50%, 6/1/41	3,142	3,445,263
Pool #G08348, 5.00%, 6/1/39	198	213,683
Pool #G08524, 3.00%, 3/1/43	1,115	1,096,824
Pool #G08596, 4.50%, 7/1/44	951	1,001,118
Pool #G08670, 3.00%, 10/1/45	1,520	1,488,474
Pool #G08701, 3.00%, 4/1/46	2,343	2,292,302
Pool #G08717, 4.00%, 8/1/46	2,211	2,273,255
Pool #G08738, 3.50%, 12/1/46	2,074	2,085,083
Pool #G08758, 4.00%, 4/1/47	1,959	2,013,042
Pool #G60608, 4.00%, 5/1/46	3,250	3,347,324
Pool #G60761, 3.00%, 10/1/43	2,291	2,254,119
Pool #Q00285, 4.50%, 4/1/41	524	553,280
Pool #Q08641, 3.50%, 6/1/42	601	607,088
Pool #Q10378, 3.00%, 8/1/42	1,167	1,148,911
Pool #Q17453, 3.50%, 4/1/43	1,818	1,836,188

Security	Principal Amount (000’s omitted)	Value
Pool #Q21661, 3.50%, 9/1/43	$961	$969,674
Pool #Q34310, 3.50%, 6/1/45	2,159	2,172,902
Pool #Q40264, 3.50%, 5/1/46	1,662	1,671,191
Pool #Q45051, 3.00%, 12/1/46	3,549	3,472,056
Pool #Q46889, 3.50%, 3/1/47	2,857	2,886,244
Pool #Q47999, 4.00%, 5/1/47	3,792	3,918,880

		$50,749,938

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$112	$120,572
Pool #889982, 5.50%, 11/1/38	61	66,407
Pool #890427, 3.50%, 4/1/42	1,122	1,135,122
Pool #995203, 5.00%, 7/1/35	23	24,672
Pool #AB3678, 3.50%, 10/1/41	3,853	3,903,670
Pool #AB6633, 3.50%, 10/1/42	996	1,005,821
Pool #AB8923, 3.00%, 4/1/43	1,378	1,356,743
Pool #AE0949, 4.00%, 2/1/41	318	329,988
Pool #AH1559, 4.00%, 12/1/40	121	125,213
Pool #AH9055, 4.50%, 4/1/41	410	432,978
Pool #AL5162, 3.00%, 9/1/43	1,033	1,016,871
Pool #AL6838, 4.00%, 4/1/43	834	863,989
Pool #AL7019, 3.50%, 11/1/42	1,896	1,917,014
Pool #AL7524, 5.00%, 7/1/41	1,104	1,192,214
Pool #AS3892, 4.00%, 11/1/44	1,188	1,224,884
Pool #AS4421, 4.00%, 2/1/45	798	825,444
Pool #AS5332, 4.00%, 7/1/45	1,404	1,449,646
Pool #AS6014, 4.00%, 10/1/45	920	950,323
Pool #AS9721, 4.00%, 6/1/47	2,832	2,910,239
Pool #AZ0857, 3.00%, 7/1/45	983	965,073
Pool #AZ3743, 3.50%, 11/1/45	2,407	2,420,244
Pool #BA0891, 3.50%, 1/1/46	2,669	2,684,316
Pool #BA3938, 3.50%, 1/1/46	2,049	2,061,545
Pool #BD1183, 3.50%, 12/1/46	1,376	1,383,331
Pool #BE2316, 3.50%, 1/1/47	3,238	3,252,638
Pool #MA0634, 4.50%, 1/1/31	719	756,347
Pool #MA1789, 4.50%, 2/1/44	888	939,296
Pool #MA2389, 3.50%, 9/1/35	687	699,342
Pool #MA2653, 4.00%, 6/1/46	2,245	2,308,061
Pool #MA2711, 3.00%, 8/1/46	1,716	1,669,166

		$39,991,169

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,826	$1,847,665

		$1,847,665

Total Agency Mortgage-Backed Securities (identified cost $95,323,838)		$92,588,772

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$1,451	$1,455,367
Series 4030, Class PA, 3.50%, 6/15/40	1,603	1,622,369
Series 4423, Class A, 3.50%, 10/15/39	1,857	1,876,603

		$4,954,339

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.372%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$732,623
Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,255	1,250,015

		$1,982,638

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$330	$351,313
Series 2011-117, Class QA, 3.50%, 10/25/31	732	733,345
Series 2011-135, Class PK, 4.50%, 5/25/40	1,158	1,197,293
Series 2013-130, Class EA, 3.00%, 6/25/38	1,347	1,345,385
Series 2013-6, Class HD, 1.50%, 12/25/42	305	286,892
Series 2014-70, Class KP, 3.50%, 3/25/44	1,391	1,412,221

		$5,326,449

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.122%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,300	$2,677,791
Series 2014-C03, Class 1M2, 4.872%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,281	1,372,188
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,278	2,434,065
Series 2017-C05, Class 1M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 1/25/30(2)	1,755	1,755,219
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	400	405,823
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,310,936
Series 2017-C07, Class 1M1, 2.522%, (1 mo. USD LIBOR + 0.65%), 5/25/30(2)	976	978,456

		$10,934,478

Total Collateralized Mortgage Obligations (identified cost $23,328,858)		$23,197,904

Commercial Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.441%, 12/10/54(5)	$1,050	$1,053,673
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	810,514
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	571,090
Series 2014-CR21, Class C, 4.416%, 12/10/47(5)	500	492,488
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.363%, 12/15/49(5)	1,500	1,505,518
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(5)	500	417,423
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(5)	250	214,967
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(5)	1,960	1,595,540
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class D, 4.053%, 1/15/46(1)(5)	2,000	1,889,111

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	$2,000	$2,004,505
Motel 6 Trust
Series 2017-MTL6, Class C, 3.177%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,501	1,508,665
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	607	611,700
RETL Trust
Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	3,390	3,398,461
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.545%, 5/10/45(1)(5)	1,350	1,339,168
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.542%, 9/15/58(5)	900	905,342
Series 2015-SG1, Class C, 4.47%, 9/15/48(5)	1,500	1,449,079

Total Commercial Mortgage-Backed Securities (identified cost $19,705,267)		$19,767,244

Asset-Backed Securities — 16.9%

Security	Principal Amount (000’s omitted)	Value
Automotive — 5.4%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$1,130	$1,127,035
Series 2017-4, Class A, 2.00%, 7/10/20(1)	1,174	1,170,471
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	606,723
Series 2016-4, Class A3, 1.53%, 7/8/21	825	816,897
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	2,000	2,002,651
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	452,080
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,870,976
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	373	371,377
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,339,230
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	510	509,501
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,387	1,379,690
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	125	124,614
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	322	320,623
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	472,753
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,287
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,082,835
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,609	1,593,269
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	460	459,281

Security	Principal Amount (000’s omitted)	Value
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	$544	$540,747
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	2,500	2,505,367
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,048	1,037,602
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	1,157	1,155,125
Wheels SPV, LLC
Series 2017-1A, Class A1, 1.40%, 7/20/18(1)	369	369,493
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	1,000	991,926
World Omni Auto Receivables Trust
Series 2016-A, Class A2, 1.32%, 12/16/19	30	29,643
Series 2016-B, Class A2, 1.10%, 1/15/20	180	179,891
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	992,290

		$26,276,377

Other — 10.9%
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$556	$552,653
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	1,521	1,517,408
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	22	21,506
Series 2017-B, Class A, 2.29%, 6/15/20(1)	965	963,374
CKE Restaurants Holdings, Inc.
Series 2013-1A, Class A2, 4.474%, 3/20/43(1)	705	707,995
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,187,463
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,092	1,122,604
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 7/15/19(1)	12	12,160
Series 2017-A, Class B, 5.11%, 2/15/20(1)	1,303	1,313,554
Series 2017-B, Class A, 2.73%, 7/15/20(1)	1,334	1,332,198
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	1,754	1,771,179
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	993	1,025,445
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,925	2,887,907
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	2,179	2,178,173
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	3,276	3,272,948
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	803	805,298
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	448	447,837
Series 2016-2A, Class A, 4.10%, 3/20/28(1)	666	671,516
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,893,384

Security	Principal Amount (000’s omitted)	Value
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	$3,263	$3,264,659
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	747	745,806
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	4,077	4,062,557
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,996,197
Series 2018-1A, Class A, 3.11%, 6/17/24(1)	2,300	2,299,822
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	5,012,695
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	54	54,224
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	489	486,983
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	173	172,071
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	552	547,579
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	930	930,319
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	697,695
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	2,370	2,387,802
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,178	1,190,197
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	1,100	1,091,497
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,940	2,988,228

		$52,612,933

Restaurants — 0.1%
DB Master Finance, LLC
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	$195	$193,882
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	339	342,189

		$536,071

Single Family Home Rental — 0.5%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	$621	$618,365
Invitation Homes Trust
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	365,449
Series 2017-SFR2, Class C, 3.258%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	464,646
Series 2018-SFR1, Class B, 2.758%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	383,639
Series 2018-SFR1, Class C, 3.058%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	448,664

		$2,280,763

Total Asset-Backed Securities (identified cost $82,005,273)		$81,706,144

Foreign Government and Agency Securities — 0.3%
Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$539,096

		$539,096

Mexico — 0.2%
Government of Mexico, 4.00%, 10/2/23	$790	$810,441

		$810,441

Total Foreign Government and Agency Securities (identified cost $1,317,535)		$1,349,537

U.S. Treasury Obligations — 4.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.75%, 11/15/47	$250	$238,516
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(6)	21,243	23,343,064

Total U.S. Treasury Obligations (identified cost $23,889,412)		$23,581,580

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(7)	3,897,303	$3,896,523

Total Short-Term Investments (identified cost $3,897,286)		$3,896,523

Total Purchased Options — 0.0%(8) (identified cost $136,142)		$3,875

Total Investments — 99.7% (identified cost $486,848,221)		$480,766,681

Other Assets, Less Liabilities — 0.3%		$1,567,965

Net Assets — 100.0%		$482,334,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $125,558,725 or 26.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $27,977.

(8)	Amount is less than 0.05%.

Purchased Put Options — 0.0%(8)

Exchange-Traded Options — 0.0%(8)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 6/2018	248	$30,042,875	$119	4/20/18	$3,875

Total					$3,875

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	53	Long	Jun-18	$11,268,297	$(882)
U.S. Ultra 10-Year Treasury Note	184	Short	Jun-18	(23,894,125)	(338,661)
U.S. Ultra-Long Treasury Bond	185	Long	Jun-18	29,686,719	992,915

					$653,372

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rate rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose principal underlying risk exposure is interest rate risk at March 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Financial Futures contracts(1)	$992,915	$(339,543)
Purchased options	3,875	—

Total	$996,790	$(339,543)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$234,675,102	$—	$234,675,102
Agency Mortgage-Backed Securities	—	92,588,772	—	92,588,772
Collateralized Mortgage Obligations	—	23,197,904	—	23,197,904
Commercial Mortgage-Backed Securities	—	19,767,244	—	19,767,244
Asset-Backed Securities	—	81,706,144	—	81,706,144
Foreign Government and Agency Securities	—	1,349,537	—	1,349,537
U.S. Treasury Obligations	—	23,581,580	—	23,581,580
Short-Term Investments	—	3,896,523	—	3,896,523
Purchased Put Options	3,875	—	—	3,875
Total Investments	$3,875	$480,762,806	$—	$480,766,681
Futures Contracts	$992,915	$—	$—	$992,915
Total	$996,790	$480,762,806	$—	$481,759,596

Liability Description
Futures Contracts	$(339,543)	$—	$—	$(339,543)
Total	$(339,543)	$—	$—	$(339,543)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

March 31, 2018 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $942,462,325 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.8%
Lockheed Martin Corp.	41,400	$13,990,302
Textron, Inc.	210,700	12,424,979

		$26,415,281

Auto Components — 0.6%
Delphi Technologies PLC	112,766	$5,373,300

		$5,373,300

Automobiles — 0.4%
Ford Motor Co.	361,100	$4,000,988

		$4,000,988

Banks — 7.9%
Bank of America Corp.	632,100	$18,956,679
Canadian Imperial Bank of Commerce	107,072	9,451,025
JPMorgan Chase & Co.	203,100	22,334,907
People’s United Financial, Inc.	507,300	9,466,218
Wells Fargo & Co.	266,400	13,962,024

		$74,170,853

Beverages — 2.0%
Anheuser-Busch InBev SA/NV	85,800	$9,433,428
Diageo PLC	286,800	9,699,490

		$19,132,918

Biotechnology — 3.0%
AbbVie, Inc.	125,000	$11,831,250
Alexion Pharmaceuticals, Inc.(1)	18,000	2,006,280
Biogen, Inc.(1)	9,200	2,519,144
Celgene Corp.(1)	31,640	2,822,604
Gilead Sciences, Inc.	56,300	4,244,457
Incyte Corp.(1)	21,700	1,808,261
Vertex Pharmaceuticals, Inc.(1)	16,200	2,640,276

		$27,872,272

Capital Markets — 3.2%
Blackstone Group LP (The)	276,500	$8,834,175
CME Group, Inc.	74,200	12,001,108
Franklin Resources, Inc.	262,600	9,106,968

		$29,942,251

Chemicals — 1.2%
LyondellBasell Industries NV, Class A	104,739	$11,068,817

		$11,068,817

Commercial Services & Supplies — 1.1%
Deluxe Corp.	140,300	$10,383,603

		$10,383,603

1

Security	Shares	Value
Communications Equipment — 0.8%
Cisco Systems, Inc.	186,000	$7,977,540

		$7,977,540

Consumer Finance — 1.1%
Navient Corp.	752,100	$9,867,552

		$9,867,552

Containers & Packaging — 1.5%
International Paper Co.	269,453	$14,396,874

		$14,396,874

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	571,980	$27,352,084

		$27,352,084

Electric Utilities — 2.8%
Edison International	254,800	$16,220,568
Southern Co. (The)	226,500	10,115,490

		$26,336,058

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	156,800	$7,841,568

		$7,841,568

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	109,400	$7,086,932

		$7,086,932

Equity Real Estate Investment Trusts (REITs) — 2.8%
Equity Residential	151,300	$9,323,106
National Retail Properties, Inc.	191,200	7,506,512
Simon Property Group, Inc.	63,400	9,785,790

		$26,615,408

Food & Staples Retailing — 0.6%
Walmart, Inc.	63,500	$5,649,595

		$5,649,595

Food Products — 1.3%
Pinnacle Foods, Inc.	232,000	$12,551,200

		$12,551,200

Health Care Equipment & Supplies — 1.8%
Danaher Corp.	78,600	$7,695,726
Medtronic PLC	118,800	9,530,136

		$17,225,862

Health Care Providers & Services — 2.0%
Aetna, Inc.	109,100	$18,437,900

		$18,437,900

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	131,116	$9,427,240

		$9,427,240

Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners L.P.	121,300	$4,850,787

		$4,850,787

2

Security	Shares	Value
Industrial Conglomerates — 2.3%
3M Co.	100,000	$21,952,000

		$21,952,000

Insurance — 2.7%
American Financial Group, Inc.	90,700	$10,178,354
First American Financial Corp.	266,900	15,661,692

		$25,840,046

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)	17,200	$24,894,248
Netflix, Inc.(1)	17,400	5,139,090

		$30,033,338

Internet Software & Services — 5.3%
Alphabet, Inc., Class C(1)	25,414	$26,221,911
Facebook, Inc., Class A(1)	100,200	16,010,958
Twitter, Inc.(1)	270,000	7,832,700

		$50,065,569

IT Services — 4.5%
Amdocs, Ltd.	110,300	$7,359,216
Cognizant Technology Solutions Corp., Class A	84,300	6,786,150
International Business Machines Corp.	37,172	5,703,300
Leidos Holdings, Inc.	154,300	10,091,220
Western Union Co. (The)(2)	623,600	11,991,828

		$41,931,714

Machinery — 1.0%
Parker-Hannifin Corp.	55,700	$9,526,371

		$9,526,371

Media — 3.3%
Comcast Corp., Class A	194,300	$6,639,231
Time Warner, Inc.	138,963	13,143,121
Walt Disney Co. (The)	108,200	10,867,608

		$30,649,960

Metals & Mining — 0.3%
Rio Tinto PLC ADR(2)	58,400	$3,009,352

		$3,009,352

Oil, Gas & Consumable Fuels — 5.3%
BP PLC	1,400,300	$9,445,165
ConocoPhillips	137,200	8,134,588
Exxon Mobil Corp.	154,000	11,489,940
Phillips 66	114,500	10,982,840
Royal Dutch Shell PLC, Class B	299,200	9,627,792

		$49,680,325

Pharmaceuticals — 5.8%
Eli Lilly & Co.	101,000	$7,814,370
Johnson & Johnson	174,400	22,349,360
Merck & Co., Inc.	117,600	6,405,672
Pfizer, Inc.	500,100	17,748,549

		$54,317,951

3

Security	Shares	Value
Road & Rail — 1.0%
Kansas City Southern	89,600	$9,842,560

		$9,842,560

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Ltd.	36,900	$8,695,485
QUALCOMM, Inc.	243,900	13,514,499
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	236,900	10,366,744
Texas Instruments, Inc.	87,800	9,121,542

		$41,698,270

Software — 3.5%
Adobe Systems, Inc.(1)	68,700	$14,844,696
Microsoft Corp.	162,967	14,873,998
salesforce.com, Inc.(1)	29,300	3,407,590

		$33,126,284

Specialty Retail — 2.6%
Dick’s Sporting Goods, Inc.(2)	171,600	$6,014,580
Home Depot, Inc. (The)	103,700	18,483,488

		$24,498,068

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	212,537	$35,659,458
HP, Inc.	871,600	19,105,472

		$54,764,930

Textiles, Apparel & Luxury Goods — 1.3%
Tapestry, Inc.	238,400	$12,542,224

		$12,542,224

Tobacco — 4.2%
Altria Group, Inc.	307,490	$19,162,777
Philip Morris International, Inc.	205,035	20,380,479

		$39,543,256

Total Common Stocks (identified cost $824,690,542)		$936,999,101

Short-Term Investments — 0.5%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	1,646,938	$1,646,608
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,963,070	2,963,070

Total Short-Term Investments (identified cost $4,610,002)		$4,609,678

Total Investments — 99.9% (identified cost $829,300,544)		$941,608,779

Other Assets, Less Liabilities — 0.1%		$853,561

Net Assets — 100.0%		$942,462,340

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $11,146,079 and the total market value of the collateral received by the Fund was $11,350,753 including cash collateral of $2,963,070 and non-cash U.S. Government securities collateral of $8,387,683.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $5,542.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$116,525,118	$—		$—	$116,525,118
Consumer Staples	57,744,051	19,132,918		—	76,876,969
Energy	37,694,300	19,072,957		—	56,767,257
Financials	139,820,702	—		—	139,820,702
Health Care	117,853,985	—		—	117,853,985
Industrials	78,119,815	—		—	78,119,815
Information Technology	237,405,875	—		—	237,405,875
Materials	28,475,043	—		—	28,475,043
Real Estate	26,615,408	—		—	26,615,408
Telecommunication Services	27,352,084	—		—	27,352,084
Utilities	31,186,845	—		—	31,186,845
Total Common Stocks	$898,793,226	$38,205,875	*	$—	$936,999,101
Short-Term Investments	$2,963,070	$1,646,608		$—	$4,609,678
Total Investments	$901,756,296	$39,852,483		$—	$941,608,779

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

5

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

March 31, 2018 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $254,801,810 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
India — 95.5%
Auto Components — 1.4%
MRF, Ltd.	3,154	$3,515,143

		$3,515,143

Automobiles — 8.4%
Mahindra & Mahindra, Ltd.	464,154	$5,271,783
Maruti Suzuki India, Ltd.	118,615	16,192,198

		$21,463,981

Banks — 12.3%
Bandhan Bank, Ltd.(1)(2)	59,051	$425,533
Bank of Baroda	956,139	2,108,888
Federal Bank, Ltd.	954,107	1,320,141
HDFC Bank, Ltd.	403,603	11,781,652
IndusInd Bank, Ltd.	199,615	5,547,667
RBL Bank, Ltd.(1)	365,386	2,683,682
Yes Bank, Ltd.	1,584,806	7,513,417

		$31,380,980

Beverages — 0.8%
United Breweries, Ltd.	139,855	$2,050,700

		$2,050,700

Biotechnology — 0.8%
Biocon, Ltd.	228,170	$2,091,132

		$2,091,132

Capital Markets — 0.3%
Care Ratings, Ltd.	42,503	$792,654

		$792,654

Chemicals — 2.8%
Castrol India, Ltd.	570,150	$1,802,520
UPL, Ltd.	469,941	5,286,527

		$7,089,047

Construction & Engineering — 1.7%
Voltas, Ltd.	458,638	$4,389,111

		$4,389,111

Construction Materials — 5.4%
Ambuja Cements, Ltd.	745,692	$2,699,863
Century Textiles & Industries, Ltd.	181,003	3,195,478
Dalmia Bharat, Ltd.	61,347	2,703,500
Grasim Industries, Ltd.	28,212	454,622
Grasim Industries, Ltd. GDR(3)	291,800	4,701,686

		$13,755,149

1

Security	Shares	Value
Consumer Finance — 6.8%
Bajaj Finance, Ltd.	285,730	$7,834,438
Bharat Financial Inclusion, Ltd.(2)	166,217	2,808,507
Mahindra & Mahindra Financial Services, Ltd.	570,553	4,036,019
Muthoot Finance, Ltd.	405,093	2,537,823

		$17,216,787

Diversified Financial Services — 1.4%
Bajaj Holdings & Investment, Ltd.	88,079	$3,619,603

		$3,619,603

Food Products — 2.1%
Britannia Industries, Ltd.	60,017	$4,593,696
GlaxoSmithKline Consumer Healthcare, Ltd.	9,026	846,614

		$5,440,310

Hotels, Restaurants & Leisure — 0.7%
Indian Hotels Co., Ltd. (The)	923,711	$1,892,577

		$1,892,577

Household Durables — 3.1%
Crompton Greaves Consumer Electricals, Ltd.	1,427,617	$5,315,568
Whirlpool of India, Ltd.	105,860	2,468,231

		$7,783,799

Household Products — 2.7%
Hindustan Unilever, Ltd.	335,920	$6,906,370

		$6,906,370

Industrial Conglomerates — 1.0%
Siemens, Ltd.	155,154	$2,566,338

		$2,566,338

Insurance — 1.4%
ICICI Lombard General Insurance Co., Ltd.(1)	182,639	$2,210,952
ICICI Prudential Life Insurance Co., Ltd.(1)	237,718	1,418,591

		$3,629,543

Internet Software & Services — 1.6%
Info Edge India, Ltd.	220,829	$3,966,451

		$3,966,451

IT Services — 9.0%
HCL Technologies, Ltd.	388,225	$5,760,261
Infosys, Ltd.	976,790	17,215,893

		$22,976,154

Life Sciences Tools & Services — 1.3%
Divi’s Laboratories, Ltd.	196,559	$3,313,554

		$3,313,554

Machinery — 4.3%
AIA Engineering, Ltd.	93,336	$2,074,392
Eicher Motors, Ltd.	12,698	5,576,712
Thermax, Ltd.	186,957	3,241,275

		$10,892,379

2

Security	Shares	Value
Media — 0.7%
Sun TV Network, Ltd.	129,796	$1,706,428

		$1,706,428

Metals & Mining — 3.8%
Hindalco Industries, Ltd.	1,221,302	$4,084,238
Hindustan Zinc, Ltd.	799,666	3,715,352
Jindal Steel & Power, Ltd.(2)	564,567	1,916,070

		$9,715,660

Oil, Gas & Consumable Fuels — 5.0%
Bharat Petroleum Corp., Ltd.	796,399	$5,259,751
Indian Oil Corp., Ltd.	1,489,964	4,070,936
Mangalore Refinery & Petrochemicals, Ltd.	350,664	595,223
Reliance Industries, Ltd.	208,230	2,838,668

		$12,764,578

Personal Products — 1.6%
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	$4,052,710

		$4,052,710

Pharmaceuticals — 3.8%
Abbott India, Ltd.	34,916	$2,937,280
Cipla, Ltd.	535,500	4,494,044
Eris Lifesciences, Ltd.(1)(2)	188,008	2,317,088

		$9,748,412

Real Estate Management & Development — 0.6%
Prestige Estates Projects, Ltd.	325,464	$1,472,448

		$1,472,448

Road & Rail — 1.2%
Container Corp. of India, Ltd.	154,547	$2,968,766

		$2,968,766

Thrifts & Mortgage Finance — 4.4%
Housing Development Finance Corp., Ltd.	396,352	$11,136,347

		$11,136,347

Tobacco — 2.3%
ITC, Ltd.	1,508,021	$5,933,884

		$5,933,884

Wireless Telecommunication Services — 2.8%
Idea Cellular, Ltd.(2)	5,990,884	$7,041,448

		$7,041,448

Total India (identified cost $185,404,789)		$243,272,443

United States — 3.8%
IT Services — 3.8%
Cognizant Technology Solutions Corp., Class A	121,937	$9,815,928

		$9,815,928

3

Value
Total United States (identified cost $6,629,544)	$9,815,928

Total Common Stocks (identified cost $192,034,333)	$253,088,371

Total Investments — 99.3% (identified cost $192,034,333)	$253,088,371

Other Assets, Less Liabilities — 0.7%	$1,715,302

Net Assets — 100.0%	$254,803,673

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $9,055,846 or 3.6% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, the aggregate value of these securities is $4,701,686 or 1.8% of the Portfolio’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
SGX CNX Nifty Index	53	Long	Apr-18	$1,085,705	$3,074

					$3,074

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2018, the Portfolio entered into equity index futures contracts to manage cash flows.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $3,074.

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$36,361,928		$—	$36,361,928
Consumer Staples	—	24,383,974		—	24,383,974
Energy	—	12,764,578		—	12,764,578
Financials	425,533	67,350,381		—	67,775,914
Health Care	—	15,153,098		—	15,153,098
Industrials	—	20,816,594		—	20,816,594
Information Technology	9,815,928	26,942,605		—	36,758,533
Materials	4,701,686	25,858,170		—	30,559,856
Real Estate	—	1,472,448		—	1,472,448
Telecommunication Services	—	7,041,448		—	7,041,448
Total Common Stocks	$14,943,147	$238,145,224	*	$—	$253,088,371
Total Investments	$14,943,147	$238,145,224		$—	$253,088,371
Futures Contracts	$—	$3,074		$—	$3,074
Total	$14,943,147	$238,148,298		$—	$253,091,445

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Growth Fund

March 31, 2018 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $333,503,716 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

Prior to the close of business on May 11, 2018, the Fund invested all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on May 11, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of May 14, 2018, the Fund invests directly in securities.

Growth Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 2.2%
Raytheon Co.	34,084	$7,356,009

		$7,356,009

Air Freight & Logistics — 1.9%
FedEx Corp.	26,337	$6,323,777

		$6,323,777

Auto Components — 2.3%
Aptiv PLC	48,940	$4,158,432
Delphi Technologies PLC	73,803	3,516,713

		$7,675,145

Banks — 2.5%
JPMorgan Chase & Co.	36,503	$4,014,235
KeyCorp	217,448	4,251,108

		$8,265,343

Beverages — 3.8%
Coca-Cola Co. (The)	143,371	$6,226,603
Constellation Brands, Inc., Class A	20,010	4,560,679
PepsiCo, Inc.	17,039	1,859,807

		$12,647,089

Biotechnology — 7.4%
AbbVie, Inc.	34,409	$3,256,812
Alexion Pharmaceuticals, Inc.(1)	29,235	3,258,533
Biogen, Inc.(1)	12,840	3,515,849
Celgene Corp.(1)	27,497	2,453,007
Gilead Sciences, Inc.	67,629	5,098,550
Incyte Corp.(1)	22,409	1,867,342
Vertex Pharmaceuticals, Inc.(1)	32,746	5,336,943

		$24,787,036

Capital Markets — 3.2%
Charles Schwab Corp. (The)	98,070	$5,121,216
Goldman Sachs Group, Inc. (The)	22,619	5,696,821

		$10,818,037

Chemicals — 2.1%
Ecolab, Inc.	51,866	$7,109,273

		$7,109,273

Communications Equipment — 1.8%
Palo Alto Networks, Inc.(1)	33,356	$6,054,781

		$6,054,781

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	113,674	$1,744,896

		$1,744,896

1

Security	Shares	Value
Distributors — 1.3%
LKQ Corp.(1)	110,230	$4,183,229

		$4,183,229

Electrical Equipment — 1.8%
Rockwell Automation, Inc.	33,450	$5,826,990

		$5,826,990

Energy Equipment & Services — 0.7%
Halliburton Co.	51,887	$2,435,576

		$2,435,576

Food Products — 1.6%
Mondelez International, Inc., Class A	65,990	$2,753,763
Pinnacle Foods, Inc.	45,362	2,454,084

		$5,207,847

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	55,542	$3,328,076
Danaher Corp.	35,092	3,435,858
Intuitive Surgical, Inc.(1)	4,253	1,755,766

		$8,519,700

Health Care Providers & Services — 2.0%
Anthem, Inc.	30,682	$6,740,835

		$6,740,835

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	59,807	$3,462,227

		$3,462,227

Industrial Conglomerates — 1.4%
3M Co.	21,372	$4,691,581

		$4,691,581

Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc.(1)	15,342	$22,205,090
Booking Holdings, Inc.(1)	1,696	3,528,342
Netflix, Inc.(1)	12,341	3,644,914

		$29,378,346

Internet Software & Services — 16.8%
Alibaba Group Holding, Ltd. ADR(1)(2)	15,527	$2,849,826
Alphabet, Inc., Class A(1)	11,759	12,195,729
Alphabet, Inc., Class C(1)	14,013	14,458,473
Facebook, Inc., Class A(1)	95,310	15,229,585
GoDaddy, Inc., Class A(1)	99,831	6,131,620
Twitter, Inc.(1)	178,406	5,175,558

		$56,040,791

IT Services — 4.4%
Visa, Inc., Class A(2)	123,225	$14,740,175

		$14,740,175

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	38,511	$2,576,386
Illumina, Inc.(1)	6,145	1,452,801

		$4,029,187

2

Security	Shares	Value
Machinery — 0.6%
Xylem, Inc.	25,530	$1,963,768

		$1,963,768

Media — 2.5%
Comcast Corp., Class A	67,713	$2,313,753
Walt Disney Co. (The)	60,012	6,027,605

		$8,341,358

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	139,121	$2,444,356

		$2,444,356

Oil, Gas & Consumable Fuels — 0.7%
Devon Energy Corp.	70,033	$2,226,349

		$2,226,349

Road & Rail — 2.9%
CSX Corp.	109,574	$6,104,368
J.B. Hunt Transport Services, Inc.	29,583	3,465,648

		$9,570,016

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom, Ltd.	6,832	$1,609,961
Texas Instruments, Inc.	38,506	4,000,388

		$5,610,349

Software — 10.4%
Activision Blizzard, Inc.	64,209	$4,331,539
Adobe Systems, Inc.(1)	37,524	8,108,186
Intuit, Inc.	24,430	4,234,940
Microsoft Corp.	97,054	8,858,119
salesforce.com, Inc.(1)	77,454	9,007,900

		$34,540,684

Specialty Retail — 3.9%
Home Depot, Inc. (The)	26,480	$4,719,795
TJX Cos., Inc. (The)	67,071	5,470,311
Ulta Beauty, Inc.(1)	13,630	2,784,200

		$12,974,306

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	47,600	$7,986,328
HP, Inc.	151,447	3,319,718

		$11,306,046

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	71,572	$4,755,244

		$4,755,244

Total Common Stocks (identified cost $202,909,880)		$331,770,346

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	1,613,639	$1,613,316

Total Short-Term Investments (identified cost $1,613,477)		$1,613,316

3

Value
Total Investments — 100.0% (identified cost $204,523,357)	$333,383,662

Other Assets, Less Liabilities — 0.0%(4)	$120,096

Net Assets — 100.0%	$333,503,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $17,413,876 for which the Portfolio received non-cash U.S. Government securities collateral of $17,791,742.
(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $6,609.
(4)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$331,770,346	*	$—	$—	$331,770,346
Short-Term Investments	—		1,613,316	—	1,613,316
Total Investments	$331,770,346		$1,613,316	$—	$333,383,662

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Large-Cap Value Fund

March 31, 2018 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2018, the value of the Fund’s investment in the Portfolio was $2,004,357,218 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	352,461	$22,765,456
Textron, Inc.	626,252	36,930,080

		$59,695,536

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.(1)	373,598	$35,009,869

		$35,009,869

Banks — 13.5%
Bank of America Corp.	2,178,985	$65,347,760
First Republic Bank	161,914	14,994,856
Great Western Bancorp, Inc.	243,202	9,793,745
JPMorgan Chase & Co.	638,820	70,251,035
KeyCorp	1,538,165	30,071,126
PNC Financial Services Group, Inc. (The)	223,724	33,836,018
U.S. Bancorp	506,535	25,580,017
Wells Fargo & Co.	381,315	19,984,719

		$269,859,276

Beverages — 0.9%
PepsiCo, Inc.	171,812	$18,753,280

		$18,753,280

Biotechnology — 1.2%
Gilead Sciences, Inc.	316,854	$23,887,623

		$23,887,623

Capital Markets — 4.2%
Charles Schwab Corp. (The)	357,224	$18,654,238
Credit Suisse Group AG	1,406,408	23,620,649
E*TRADE Financial Corp.(2)	232,147	12,863,265
Raymond James Financial, Inc.	316,537	28,301,573

		$83,439,725

Construction & Engineering — 1.4%
Fluor Corp.	504,230	$28,852,041

		$28,852,041

Consumer Finance — 1.7%
Ally Financial, Inc.	457,040	$12,408,636
Discover Financial Services	293,450	21,107,859

		$33,516,495

Containers & Packaging — 1.0%
Ball Corp.(1)	509,463	$20,230,776

		$20,230,776

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(2)	217,613	$43,409,441

		$43,409,441

1

Security	Shares	Value
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	562,435	$20,050,808
Verizon Communications, Inc.	1,469,047	70,249,827

		$90,300,635

Electric Utilities — 3.6%
Edison International	384,051	$24,448,687
NextEra Energy, Inc.	285,747	46,671,057

		$71,119,744

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	580,464	$29,029,005

		$29,029,005

Energy Equipment & Services — 2.7%
Core Laboratories NV(1)	162,344	$17,568,868
Halliburton Co.	608,766	28,575,476
Oceaneering International, Inc.	432,847	8,024,983

		$54,169,327

Equity Real Estate Investment Trusts (REITs) — 6.9%
Boston Properties, Inc.	162,828	$20,063,666
DCT Industrial Trust, Inc.	263,432	14,841,759
Equity Residential	509,108	31,371,235
Public Storage	154,621	30,984,502
Simon Property Group, Inc.	272,125	42,002,494

		$139,263,656

Food & Staples Retailing — 0.6%
Walmart, Inc.	140,701	$12,518,168

		$12,518,168

Food Products — 3.0%
McCormick & Co., Inc.(1)	244,820	$26,046,400
Mondelez International, Inc., Class A	808,257	33,728,564

		$59,774,964

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(2)	1,050,604	$28,702,501

		$28,702,501

Health Care Providers & Services — 2.2%
Aetna, Inc.	79,725	$13,473,525
Anthem, Inc.	134,755	29,605,674

		$43,079,199

Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	392,371	$22,714,357

		$22,714,357

Household Products — 1.4%
Colgate-Palmolive Co.	377,527	$27,061,135

		$27,061,135

Insurance — 2.0%
American Financial Group, Inc.	157,141	$17,634,363
American International Group, Inc.	411,082	22,371,082

		$40,005,445

2

Security	Shares	Value
Internet Software & Services — 1.2%
Alphabet, Inc., Class C(2)	24,026	$24,789,787

		$24,789,787

IT Services — 1.9%
Leidos Holdings, Inc.	575,538	$37,640,185

		$37,640,185

Machinery — 0.5%
Parker-Hannifin Corp.	62,816	$10,743,421

		$10,743,421

Media — 1.5%
Walt Disney Co. (The)	297,864	$29,917,460

		$29,917,460

Metals & Mining — 0.5%
Rio Tinto PLC ADR(1)	207,282	$10,681,241

		$10,681,241

Multi-Utilities — 3.4%
CMS Energy Corp.	748,366	$33,893,496
Sempra Energy	303,064	33,706,778

		$67,600,274

Oil, Gas & Consumable Fuels — 8.9%
ConocoPhillips	775,789	$45,996,530
EOG Resources, Inc.	298,655	31,439,412
Exxon Mobil Corp.	989,438	73,821,969
Phillips 66	282,473	27,094,810

		$178,352,721

Pharmaceuticals — 7.6%
Eli Lilly & Co.	165,991	$12,842,724
Johnson & Johnson	630,179	80,757,439
Pfizer, Inc.	1,660,052	58,915,245

		$152,515,408

Road & Rail — 1.8%
CSX Corp.	638,095	$35,548,272

		$35,548,272

Semiconductors & Semiconductor Equipment — 2.3%
QUALCOMM, Inc.	832,646	$46,136,915

		$46,136,915

Software — 0.7%
Symantec Corp.	575,899	$14,886,989

		$14,886,989

Specialty Retail — 2.1%
Home Depot, Inc. (The)	96,652	$17,227,252
Tiffany & Co.	138,330	13,509,308
TJX Cos., Inc. (The)	142,346	11,609,740

		$42,346,300

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.5%
Lululemon Athletica, Inc.(2)	244,891	$21,824,686
NIKE, Inc., Class B	272,016	18,072,743
VF Corp.	140,425	10,408,301

		$50,305,730

Tobacco — 2.4%
Altria Group, Inc.	317,661	$19,796,633
Philip Morris International, Inc.	292,037	29,028,478

		$48,825,111

Total Common Stocks (identified cost $1,739,057,454)		$1,984,682,012

Short-Term Investments — 0.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	13,543,144	$13,540,436
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,231,405	4,231,405

Total Short-Term Investments (identified cost $17,774,428)		$17,771,841

Total Investments — 99.9% (identified cost $1,756,831,882)		$2,002,453,853

Other Assets, Less Liabilities — 0.1%		$1,903,404

Net Assets — 100.0%		$2,004,357,257

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $62,953,450 and the total market value of the collateral received by the Portfolio was $64,264,129, comprised of cash of $4,231,405 and U.S. Government and/or agencies securities of $60,032,724.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $71,638.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

4

The Portfolio did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$145,283,847	$—		$—	$145,283,847
Consumer Staples	166,932,658	—		—	166,932,658
Energy	232,522,048	—		—	232,522,048
Financials	446,609,733	23,620,649		—	470,230,382
Health Care	248,184,731	—		—	248,184,731
Industrials	169,849,139	—		—	169,849,139
Information Technology	152,482,881	—		—	152,482,881
Materials	30,912,017	—		—	30,912,017
Real Estate	139,263,656	—		—	139,263,656
Telecommunication Services	90,300,635	—		—	90,300,635
Utilities	138,720,018	—		—	138,720,018
Total Common Stocks	$1,961,061,363	$23,620,649	*	$—	$1,984,682,012
Short-Term Investments	$4,231,405	$13,540,436		$—	$17,771,841
Total Investments	$1,965,292,768	$37,161,085		$—	$2,002,453,853

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Proposed Termination of Portfolio

In February 2018, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio expects to make a pro rata distribution of net assets to each interestholder on or about June 15, 2018.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Real Estate Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Hilton Worldwide Holdings, Inc.	6,489	$511,074
Marriott International, Inc., Class A	4,056	551,535

		$1,062,609

Other — 1.4%
CBRE Group, Inc., Class A(1)	7,265	$343,053
Jones Lang LaSalle, Inc.	2,207	385,431

		$728,484

Real Estate Investment Trusts — 94.5%

Security	Shares	Value
Diversified, Specialty & Other — 8.9%
CoreSite Realty Corp.	8,161	$818,222
Digital Realty Trust, Inc.	7,509	791,298
National Retail Properties, Inc.	24,743	971,410
PS Business Parks, Inc.	2,139	241,793
STORE Capital Corp.	28,832	715,610
Vornado Realty Trust	16,287	1,096,115

		$4,634,448

Health Care — 5.9%
HCP, Inc.	30,769	$714,764
Physicians Realty Trust	15,893	247,454
Ventas, Inc.	19,596	970,590
Welltower, Inc.	20,888	1,136,934

		$3,069,742

Hotels & Resorts — 4.3%
Apple Hospitality REIT, Inc.	28,614	$502,748
DiamondRock Hospitality Co.	51,153	534,037
Park Hotels & Resorts, Inc.	14,204	383,792
Sunstone Hotel Investors, Inc.	53,975	821,500

		$2,242,077

Industrial — 9.4%
DCT Industrial Trust, Inc.	24,332	$1,370,865
Duke Realty Corp.	27,093	717,423
EastGroup Properties, Inc.	6,006	496,456
First Industrial Realty Trust, Inc.	9,559	279,409
ProLogis, Inc.	28,189	1,775,625
Rexford Industrial Realty, Inc.	9,275	267,027

		$4,906,805

1

Security	Shares	Value
Malls and Factory Outlets — 12.4%
GGP, Inc.	48,101	$984,146
Pennsylvania Real Estate Investment Trust	31,385	302,865
Simon Property Group, Inc.	31,993	4,938,120
Tanger Factory Outlet Centers, Inc.	12,849	282,678

		$6,507,809

Multifamily — 24.1%
American Campus Communities, Inc.	10,848	$418,950
AvalonBay Communities, Inc.	17,224	2,832,659
Camden Property Trust	13,612	1,145,858
Education Realty Trust, Inc.	17,870	585,242
Equity Residential	52,956	3,263,149
Essex Property Trust, Inc.	7,499	1,804,859
Invitation Homes, Inc.	36,683	837,473
Mid-America Apartment Communities, Inc.	18,965	1,730,367

		$12,618,557

Office — 12.2%
Boston Properties, Inc.	24,303	$2,994,616
Corporate Office Properties Trust	12,849	331,890
Cousins Properties, Inc.	85,703	743,902
Douglas Emmett, Inc.	14,189	521,588
Highwoods Properties, Inc.	19,999	876,356
Hudson Pacific Properties, Inc.	19,827	644,972
JBG Smith Properties	8,143	274,500

		$6,387,824

Self Storage — 10.2%
CubeSmart	23,378	$659,260
Extra Space Storage, Inc.	10,285	898,498
Public Storage	18,873	3,781,960

		$5,339,718

Strip Centers — 7.1%
Acadia Realty Trust	25,981	$639,133
Federal Realty Investment Trust	10,130	1,176,194
Kimco Realty Corp.	26,515	381,816
Regency Centers Corp.	21,538	1,270,311
Retail Opportunity Investments Corp.	15,476	273,461

		$3,740,915

Total Real Estate Investment Trusts		$49,447,895

Total Common Stocks (identified cost $46,849,222)		$51,238,988

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(2)	1,006,637	$1,006,435

2

Description	Value
Total Short-Term Investments (identified cost $1,006,595)	$1,006,435

Total Investments — 99.9% (identified cost $47,855,817)	$52,245,423

Other Assets, Less Liabilities — 0.1%	$72,002

Net Assets — 100.0%	$52,317,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $4,122.

The Fund did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$51,238,988	*	$—	$—	$51,238,988
Short-Term Investments	—		1,006,435	—	1,006,435
Total Investments	$51,238,988		$1,006,435	$—	$52,245,423

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
Hexcel Corp.	26,074	$1,684,120
Mercury Systems, Inc.(1)	19,327	933,880

		$2,618,000

Banks — 10.8%
Ameris Bancorp	20,399	$1,079,107
BankUnited, Inc.	26,841	1,073,103
Columbia Banking System, Inc.	28,565	1,198,302
Sterling Bancorp	67,136	1,513,917
Texas Capital Bancshares, Inc.(1)	13,995	1,258,151
Western Alliance Bancorp(1)	18,373	1,067,655
Wintrust Financial Corp.	13,508	1,162,363

		$8,352,598

Biotechnology — 1.2%
Ligand Pharmaceuticals, Inc.(1)	5,469	$903,260

		$903,260

Capital Markets — 2.8%
Cohen & Steers, Inc.	34,765	$1,413,545
Lazard, Ltd., Class A	14,371	755,340

		$2,168,885

Chemicals — 3.3%
Balchem Corp.	19,715	$1,611,701
NewMarket Corp.	2,416	970,459

		$2,582,160

Commercial Services & Supplies — 5.4%
Brink’s Co. (The)	15,606	$1,113,488
Deluxe Corp.	20,861	1,543,922
Multi-Color Corp.	22,817	1,507,063

		$4,164,473

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	21,006	$1,201,543

		$1,201,543

Diversified Consumer Services — 6.3%
Bright Horizons Family Solutions, Inc.(1)	10,353	$1,032,401
Grand Canyon Education, Inc.(1)	17,852	1,873,032
ServiceMaster Global Holdings, Inc.(1)	38,820	1,973,997

		$4,879,430

Electric Utilities — 0.8%
ALLETE, Inc.	8,596	$621,061

		$621,061

1

Security	Shares	Value
Electrical Equipment — 1.2%
EnerSys	13,744	$953,421

		$953,421

Electronic Equipment, Instruments & Components — 3.3%
Dolby Laboratories, Inc., Class A	29,257	$1,859,575
FLIR Systems, Inc.	14,430	721,644

		$2,581,219

Energy Equipment & Services — 0.7%
Oceaneering International, Inc.	28,753	$533,081

		$533,081

Equity Real Estate Investment Trusts (REITs) — 5.2%
Acadia Realty Trust	15,206	$374,068
CubeSmart	40,828	1,151,349
DCT Industrial Trust, Inc.	22,147	1,247,762
Education Realty Trust, Inc.	13,311	435,935
STORE Capital Corp.	32,623	809,703

		$4,018,817

Food & Staples Retailing — 2.2%
Performance Food Group Co.(1)	57,068	$1,703,480

		$1,703,480

Food Products — 1.8%
Lancaster Colony Corp.	1,306	$160,821
Pinnacle Foods, Inc.	22,552	1,220,063

		$1,380,884

Gas Utilities — 0.5%
ONE Gas, Inc.	6,014	$397,044

		$397,044

Health Care Equipment & Supplies — 6.7%
ICU Medical, Inc.(1)	6,991	$1,764,528
Integra LifeSciences Holdings Corp.(1)	21,613	1,196,064
Masimo Corp.(1)	4,637	407,824
West Pharmaceutical Services, Inc.	17,290	1,526,534
Wright Medical Group NV(1)	15,137	300,318

		$5,195,268

Health Care Providers & Services — 2.7%
Amedisys, Inc.(1)	20,612	$1,243,728
Chemed Corp.	3,110	848,595

		$2,092,323

Health Care Technology — 1.2%
Cotiviti Holdings, Inc.(1)	26,610	$916,448

		$916,448

Hotels, Restaurants & Leisure — 1.3%
Texas Roadhouse, Inc.	17,909	$1,034,782

		$1,034,782

Household Products — 1.1%
Central Garden & Pet Co., Class A(1)	21,152	$837,831

		$837,831

2

Security	Shares	Value
Insurance — 4.6%
First American Financial Corp.	23,089	$1,354,862
Horace Mann Educators Corp.	33,225	1,420,369
RLI Corp.	12,204	773,612

		$3,548,843

Internet Software & Services — 0.7%
Okta, Inc.(1)	12,757	$508,366

		$508,366

IT Services — 7.1%
Black Knight, Inc.(1)	26,630	$1,254,273
Conduent, Inc.(1)	50,279	937,201
CSG Systems International, Inc.	32,155	1,456,300
Euronet Worldwide, Inc.(1)	23,048	1,818,948

		$5,466,722

Machinery — 2.4%
Milacron Holdings Corp.(1)	47,463	$955,905
RBC Bearings, Inc.(1)	7,029	873,002

		$1,828,907

Marine — 1.5%
Kirby Corp.(1)	15,052	$1,158,251

		$1,158,251

Oil, Gas & Consumable Fuels — 2.4%
Diamondback Energy, Inc.(1)	5,352	$677,135
Jagged Peak Energy, Inc.(1)	19,197	271,254
PDC Energy, Inc.(1)	18,633	913,576

		$1,861,965

Pharmaceuticals — 0.7%
Catalent, Inc.(1)	12,993	$533,493

		$533,493

Road & Rail — 1.7%
Landstar System, Inc.	11,936	$1,308,782

		$1,308,782

Software — 10.2%
ACI Worldwide, Inc.(1)	82,320	$1,952,631
Altair Engineering, Inc., Class A(1)	59,567	1,868,021
Blackbaud, Inc.	15,947	1,623,564
RealPage, Inc.(1)	47,304	2,436,156

		$7,880,372

Specialty Retail — 0.2%
Lithia Motors, Inc., Class A	1,922	$193,199

		$193,199

Textiles, Apparel & Luxury Goods — 2.2%
Carter’s, Inc.	4,426	$460,747
Columbia Sportswear Co.	6,100	466,223
Steven Madden, Ltd.	17,347	761,533

		$1,688,503

Thrifts & Mortgage Finance — 1.6%
Essent Group, Ltd.(1)	30,023	$1,277,779

		$1,277,779

3

Security	Shares	Value
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	15,669	$1,142,270

		$1,142,270

Total Common Stocks (identified cost $57,144,635)		$77,533,460

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	294	$294

Total Short-Term Investments (identified cost $294)		$294

Total Investments — 100.2% (identified cost $57,144,929)		$77,533,754

Other Assets, Less Liabilities — (0.2)%		$(151,254)

Net Assets — 100.0%		$77,382,500

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $1,181.

The Fund did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$77,533,460	*	$—	$—	$77,533,460
Short-Term Investments	—		294	—	294
Total Investments	$77,533,460		$294	$—	$77,533,754

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Global Small-Cap Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 2.0%
BWX, Ltd.	17,397	$65,194
Challenger, Ltd.	10,170	91,081
National Storage REIT	59,788	72,529
Northern Star Resources, Ltd.	5,708	27,704
OZ Minerals, Ltd.	4,205	29,410
Regis Resources, Ltd.	10,212	35,809
Super Retail Group, Ltd.	9,281	48,798

		$370,525

Austria — 1.0%
ams AG	1,026	$107,741
CA Immobilien Anlagen AG	2,603	87,099

		$194,840

Belgium — 1.1%
Montea SCA	1,452	$76,817
X-Fab Silicon Foundries SE(1)(2)	11,613	125,471

		$202,288

Bermuda — 0.4%
Essent Group, Ltd.(1)	1,704	$72,522

		$72,522

Canada — 3.6%
CAE, Inc.	6,961	$129,565
CES Energy Solutions Corp.	24,359	111,174
Detour Gold Corp.(1)	4,442	44,959
Killam Apartment Real Estate Investment Trust	7,157	77,106
Kirkland Lake Gold, Ltd.	1,889	29,280
Laurentian Bank of Canada	1,819	66,867
Lundin Mining Corp.	4,252	27,888
North West Co., Inc. (The)	3,098	64,997
Pan American Silver Corp.	1,816	29,276
Seven Generations Energy, Ltd., Class A(1)	7,735	96,061

		$677,173

Denmark — 0.6%
SimCorp A/S	1,712	$119,653

		$119,653

Finland — 1.3%
Amer Sports Oyj	4,494	$138,686
Technopolis Oyj	23,807	107,630

		$246,316

France — 1.0%
Mediawan SA(1)	4,975	$78,692

1

Security	Shares	Value
Rubis SCA	1,569	$113,326

		$192,018

Germany — 3.1%
Axel Springer SE	1,539	$128,742
Basler AG	25	5,322
Brenntag AG	2,453	146,032
Carl Zeiss Meditec AG	2,056	131,058
Norma Group SE	1,730	129,665
Salzgitter AG	696	35,604

		$576,423

Hong Kong — 0.6%
Hysan Development Co., Ltd.	22,555	$119,696

		$119,696

Ireland — 0.6%
UDG Healthcare PLC	8,985	$109,453

		$109,453

Israel — 1.2%
Frutarom Industries, Ltd.	2,511	$230,880

		$230,880

Italy — 3.8%
Amplifon SpA	9,884	$175,720
Banca Generali SpA	5,005	161,480
DiaSorin SpA	1,156	104,130
MARR SpA	3,159	93,917
Moncler SpA	4,956	188,616

		$723,863

Japan — 12.9%
77 Bank, Ltd. (The)	4,157	$99,281
Ariake Japan Co., Ltd.	1,906	152,879
Asahi Co., Ltd.	9,200	112,637
Asics Corp.	4,800	89,405
Daiichikosho Co., Ltd.	2,340	123,075
FP Corp.	2,110	137,164
GLP J-Reit	55	60,869
H.I.S. Co., Ltd.	2,935	106,923
Heiwa Real Estate REIT, Inc.	98	94,516
Japan Hotel REIT Investment Corp.	104	73,939
Nohmi Bosai, Ltd.	3,430	74,039
Nomura Co., Ltd.	5,800	124,404
Okamura Corp.	10,300	141,880
Penta-Ocean Construction Co., Ltd.	18,375	135,568
Press Kogyo Co., Ltd.	12,500	74,918
Relia, Inc.	9,400	114,950
Sakata Seed Corp.	3,300	116,016
Sumco Corp.	3,336	87,128
Toho Co., Ltd.	3,772	125,551
Tokyo Century Corp.	2,787	174,686
Yamaha Corp.	2,515	110,471
Yokohama Reito Co., Ltd.	10,500	103,294

		$2,433,593

2

Security	Shares	Value
Luxembourg — 0.1%
APERAM SA	531	$25,427

		$25,427

Netherlands — 1.1%
IMCD Group NV	2,605	$160,227
Wright Medical Group NV(1)	2,147	42,596

		$202,823

Sweden — 2.7%
Boliden AB	1,513	$53,240
Husqvarna AB, Class B	7,320	70,765
Indutrade AB	8,079	209,031
Trelleborg AB, Class B	7,301	183,972

		$517,008

Switzerland — 0.9%
Galenica AG(1)(2)	1,618	$85,603
VZ Holding AG	283	76,839

		$162,442

United Kingdom — 6.6%
Cairn Energy PLC(1)	22,832	$66,183
DS Smith PLC	19,719	130,305
Grainger PLC	27,301	110,687
Halma PLC	7,890	130,605
Hastings Group Holdings PLC(2)	23,210	85,198
Hiscox, Ltd.	5,956	121,520
Inchcape PLC	9,347	90,622
Melrose Industries PLC	63,279	205,030
Sirius Real Estate, Ltd.	71,676	61,862
St. James’s Place PLC	7,459	113,719
WH Smith PLC	4,638	127,167

		$1,242,898

United States — 54.2%
Acadia Realty Trust	3,262	$80,245
ACI Worldwide, Inc.(1)	8,362	198,347
ALLETE, Inc.	626	45,229
Alliant Energy Corp.	1,808	73,875
Altair Engineering, Inc., Class A(1)	6,996	219,395
Amedisys, Inc.(1)	2,706	163,280
Ameris Bancorp	1,415	74,854
AMETEK, Inc.	2,123	161,284
Applied Industrial Technologies, Inc.	2,309	168,326
Balchem Corp.	1,387	113,387
BankUnited, Inc.	2,094	83,718
Black Knight, Inc.(1)	3,837	180,723
Blackbaud, Inc.	1,844	187,738
Bright Horizons Family Solutions, Inc.(1)	1,611	160,649
Brink’s Co. (The)	2,109	150,477
Carter’s, Inc.	993	103,371
Catalent, Inc.(1)	1,566	64,300
Central Garden & Pet Co., Class A(1)	3,320	131,505
Chemed Corp.	425	115,966
CMS Energy Corp.	1,784	80,797
Cohen & Steers, Inc.	2,952	120,028

3

Security	Shares	Value
Columbia Banking System, Inc.	2,982	$125,095
Columbia Sportswear Co.	987	75,436
Conduent, Inc.(1)	4,821	89,863
Cotiviti Holdings, Inc.(1)	4,582	157,804
CSG Systems International, Inc.	905	40,987
CubeSmart	4,872	137,390
DCT Industrial Trust, Inc.	1,880	105,919
Deluxe Corp.	2,523	186,727
Diamondback Energy, Inc.(1)	1,542	195,094
Dolby Laboratories, Inc., Class A	3,344	212,545
Douglas Emmett, Inc.	2,114	77,711
Dropbox, Inc., Class A(1)	301	9,406
EastGroup Properties, Inc.	1,265	104,565
Education Realty Trust, Inc.	2,929	95,925
EnerSys	1,653	114,669
Essex Property Trust, Inc.	569	136,947
Euronet Worldwide, Inc.(1)	1,899	149,869
Federal Realty Investment Trust	751	87,199
First American Financial Corp.	1,406	82,504
First Republic Bank	1,524	141,138
FLIR Systems, Inc.	1,627	81,366
Grand Canyon Education, Inc.(1)	2,401	251,913
Hexcel Corp.	2,987	192,930
Horace Mann Educators Corp.	1,780	76,095
ICU Medical, Inc.(1)	393	99,193
Integra LifeSciences Holdings Corp.(1)	1,997	110,514
Jagged Peak Energy, Inc.(1)	2,827	39,946
Jazz Pharmaceuticals PLC(1)	580	87,574
Kansas City Southern	572	62,834
Kirby Corp.(1)	1,280	98,496
Lancaster Colony Corp.	319	39,282
Landstar System, Inc.	1,053	115,461
Lazard, Ltd., Class A	1,600	84,096
Ligand Pharmaceuticals, Inc.(1)	654	108,015
Lithia Motors, Inc., Class A	1,035	104,038
LKQ Corp.(1)	5,820	220,869
Lululemon Athletica, Inc.(1)	475	42,332
Masimo Corp.(1)	452	39,753
Mercury Systems, Inc.(1)	1,138	54,988
Milacron Holdings Corp.(1)	6,642	133,770
Multi-Color Corp.	2,984	197,093
National Retail Properties, Inc.	2,292	89,984
NETGEAR, Inc.(1)	2,997	171,428
NewMarket Corp.	360	144,605
Oceaneering International, Inc.	4,101	76,033
Okta, Inc.(1)	2,281	90,898
ONE Gas, Inc.	883	58,296
PDC Energy, Inc.(1)	1,910	93,647
Performance Food Group Co.(1)	6,257	186,771
Pinnacle Foods, Inc.	3,766	203,741
Pinnacle West Capital Corp.	900	71,820
PS Business Parks, Inc.	1,245	140,735
RBC Bearings, Inc.(1)	315	39,123
RealPage, Inc.(1)	4,418	227,527

4

Security	Shares	Value
RLI Corp.	2,091	$132,549
ServiceMaster Global Holdings, Inc.(1)	3,458	175,839
Sterling Bancorp	7,258	163,668
Steven Madden, Ltd.	2,883	126,564
Teleflex, Inc.	651	165,992
Texas Capital Bancshares, Inc.(1)	2,162	194,364
Texas Roadhouse, Inc.	2,557	147,743
West Pharmaceutical Services, Inc.	1,105	97,560
Western Alliance Bancorp(1)	1,330	77,286
Wintrust Financial Corp.	980	84,329

		$10,205,347

Total Common Stocks (identified cost $15,335,537)		$18,625,188

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	51,883	$51,872

Total Short-Term Investments (identified cost $51,883)		$51,872

Total Investments — 99.1% (identified cost $15,387,420)		$18,677,060

Other Assets, Less Liabilities — 0.9%		$163,183

Net Assets — 100.0%		$18,840,243

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $296,272 or 1.6% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $849.

5

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	17.8%	$3,356,502
Consumer Discretionary	16.0	3,023,822
Information Technology	13.3	2,510,051
Financials	13.3	2,502,917
Real Estate	10.6	1,999,370
Health Care	9.9	1,858,511
Consumer Staples	6.1	1,157,596
Materials	5.8	1,094,938
Energy	3.6	678,138
Utilities	2.4	443,343
Short-Term Investments	0.3	51,872

Total Investments	99.1%	$18,677,060

The Fund did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$2,923,814		$—	$2,923,814
Developed Europe	42,596	4,472,856		—	4,515,452
Developed Middle East	—	230,880		—	230,880
North America	10,955,042	—		—	10,955,042
Total Common Stocks	$10,997,638	$7,627,550	*	$—	$18,625,188
Short-Term Investments	$—	$51,872		$—	$51,872
Total Investments	$10,997,638	$7,679,422		$—	$18,677,060

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

6

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

At the close of business on May 21, 2018, the Eaton Vance Global Small-Cap Equity Fund (Global Small-Cap Equity Fund) acquired substantially all the assets and assumed substantially all the liabilities of the Fund in exchange for shares of Global Small-Cap Equity Fund pursuant to a plan of reorganization approved by the shareholders of the Fund.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Special Equities Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	14,351	$926,931
Mercury Systems, Inc.(1)	8,916	430,821

		$1,357,752

Banks — 7.6%
Ameris Bancorp	5,941	$314,279
BankUnited, Inc.	8,931	357,061
Columbia Banking System, Inc.	6,460	270,997
First Republic Bank	4,913	454,993
Sterling Bancorp	29,013	654,243
Texas Capital Bancshares, Inc.(1)	7,905	710,660
Western Alliance Bancorp(1)	5,590	324,835
Wintrust Financial Corp.	4,527	389,548

		$3,476,616

Biotechnology — 1.0%
Ligand Pharmaceuticals, Inc.(1)	2,825	$466,577

		$466,577

Capital Markets — 2.1%
Cohen & Steers, Inc.	15,779	$641,574
Lazard, Ltd., Class A	6,358	334,177

		$975,751

Chemicals — 2.7%
Balchem Corp.	9,482	$775,153
NewMarket Corp.	1,150	461,932

		$1,237,085

Commercial Services & Supplies — 4.7%
Brink’s Co. (The)	8,206	$585,498
Deluxe Corp.	9,895	732,329
Multi-Color Corp.	12,890	851,385

		$2,169,212

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	12,028	$688,002

		$688,002

Distributors — 1.7%
LKQ Corp.(1)	21,187	$804,047

		$804,047

Diversified Consumer Services — 5.3%
Bright Horizons Family Solutions, Inc.(1)	5,964	$594,730
Grand Canyon Education, Inc.(1)	8,843	927,807
ServiceMaster Global Holdings, Inc.(1)	18,215	926,233

		$2,448,770

1

Security	Shares	Value
Electric Utilities — 2.2%
ALLETE, Inc.	3,255	$235,174
Alliant Energy Corp.	9,839	402,021
Pinnacle West Capital Corp.	4,637	370,033

		$1,007,228

Electrical Equipment — 3.0%
AMETEK, Inc.	11,245	$854,283
EnerSys	7,682	532,900

		$1,387,183

Electronic Equipment, Instruments & Components — 3.5%
Dolby Laboratories, Inc., Class A	19,026	$1,209,292
FLIR Systems, Inc.	7,995	399,830

		$1,609,122

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.	14,220	$263,639

		$263,639

Equity Real Estate Investment Trusts (REITs) — 7.9%
Acadia Realty Trust	9,890	$243,294
CubeSmart	23,327	657,821
DCT Industrial Trust, Inc.	10,970	618,050
Education Realty Trust, Inc.	13,815	452,441
Essex Property Trust, Inc.	2,096	504,465
Federal Realty Investment Trust	2,469	286,676
National Retail Properties, Inc.	9,925	389,656
Paramount Group, Inc.	32,609	464,352

		$3,616,755

Food & Staples Retailing — 2.1%
Performance Food Group Co.(1)	31,743	$947,529

		$947,529

Food Products — 1.8%
Lancaster Colony Corp.	775	$95,433
Pinnacle Foods, Inc.	13,750	743,875

		$839,308

Gas Utilities — 0.4%
ONE Gas, Inc.	2,850	$188,157

		$188,157

Health Care Equipment & Supplies — 5.8%
ICU Medical, Inc.(1)	2,188	$552,251
Integra LifeSciences Holdings Corp.(1)	9,889	547,257
Masimo Corp.(1)	2,195	193,050
Teleflex, Inc.	2,469	629,546
West Pharmaceutical Services, Inc.	6,434	568,058
Wright Medical Group NV(1)	8,650	171,616

		$2,661,778

Health Care Providers & Services — 2.3%
Amedisys, Inc.(1)	11,255	$679,127
Chemed Corp.	1,385	377,911

		$1,057,038

2

Security	Shares	Value
Health Care Technology — 1.1%
Cotiviti Holdings, Inc.(1)	15,055	$518,494

		$518,494

Hotels, Restaurants & Leisure — 1.1%
Texas Roadhouse, Inc.	8,975	$518,575

		$518,575

Household Products — 0.9%
Central Garden & Pet Co., Class A(1)	10,972	$434,601

		$434,601

Insurance — 3.7%
First American Financial Corp.	10,231	$600,355
Horace Mann Educators Corp.	14,640	625,860
RLI Corp.	7,142	452,731

		$1,678,946

Internet Software & Services — 0.7%
Dropbox, Inc., Class A(1)	1,288	$40,250
Okta, Inc.(1)	7,557	301,146

		$341,396

IT Services — 5.6%
Black Knight, Inc.(1)	17,087	$804,797
Conduent, Inc.(1)	21,595	402,531
CSG Systems International, Inc.	13,844	626,995
Euronet Worldwide, Inc.(1)	9,361	738,770

		$2,573,093

Machinery — 1.8%
Milacron Holdings Corp.(1)	25,063	$504,769
RBC Bearings, Inc.(1)	2,506	311,245

		$816,014

Marine — 1.2%
Kirby Corp.(1)	6,923	$532,725

		$532,725

Multi-Utilities — 1.0%
CMS Energy Corp.	10,295	$466,261

		$466,261

Oil, Gas & Consumable Fuels — 3.2%
Diamondback Energy, Inc.(1)	6,565	$830,604
Jagged Peak Energy, Inc.(1)	9,794	138,389
PDC Energy, Inc.(1)	10,600	519,718

		$1,488,711

Pharmaceuticals — 1.8%
Catalent, Inc.(1)	6,239	$256,174
Jazz Pharmaceuticals PLC(1)	3,670	554,133

		$810,307

Road & Rail — 2.3%
Kansas City Southern	6,115	$671,733
Landstar System, Inc.	3,365	368,972

		$1,040,705

3

Security	Shares	Value
Software — 8.6%
ACI Worldwide, Inc.(1)	45,793	$1,086,210
Altair Engineering, Inc., Class A(1)	33,787	1,059,561
Blackbaud, Inc.	8,130	827,715
RealPage, Inc.(1)	18,838	970,157

		$3,943,643

Specialty Retail — 0.4%
Lithia Motors, Inc., Class A	1,825	$183,449

		$183,449

Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.	3,280	$341,448
Columbia Sportswear Co.	3,550	271,327
Lululemon Athletica, Inc.(1)	1,728	153,999
Steven Madden, Ltd.	9,853	432,547

		$1,199,321

Thrifts & Mortgage Finance — 1.0%
Essent Group, Ltd.(1)	10,384	$441,943

		$441,943

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	7,819	$570,005

		$570,005

Total Common Stocks (identified cost $35,043,467)		$44,759,738

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(2)	1,140,982	$1,140,754

Total Short-Term Investments (identified cost $1,140,981)		$1,140,754

Total Investments — 99.9% (identified cost $36,184,448)		$45,900,492

Other Assets, Less Liabilities — 0.1%		$46,377

Net Assets — 100.0%		$45,946,869

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $2,585.

The Fund did not have any open derivative instruments at March 31, 2018.

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$44,759,738	*	$—	$—	$44,759,738
Short-Term Investments	—		1,140,754	—	1,140,754
Total Investments	$44,759,738		$1,140,754	$—	$45,900,492

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018